Average Annual Total Returns - S 000006181 [Member]	C 000017024 [Member] 1 Year	C 000017024 [Member] 5 Years	C 000017024 [Member] 10 Years	C 000017024 [Member] After Taxes on Distributions 1 Year	C 000017024 [Member] After Taxes on Distributions 5 Years	C 000017024 [Member] After Taxes on Distributions 10 Years	C 000017024 [Member] After Taxes on Distributions and Sales 1 Year	C 000017024 [Member] After Taxes on Distributions and Sales 5 Years	C 000017024 [Member] After Taxes on Distributions and Sales 10 Years	C 000017025 [Member] 1 Year	C 000017025 [Member] 5 Years	C 000017025 [Member] 10 Years	C 000017026 [Member] 1 Year	C 000017026 [Member] 5 Years	C 000017026 [Member] 10 Years	C 000017028 [Member] 1 Year	C 000017028 [Member] 5 Years	C 000017028 [Member] 10 Years	C 000118015 [Member] 1 Year		C 000118015 [Member] 5 Years		C 000118015 [Member] 10 Years		C 000118016 [Member] 1 Year		C 000118016 [Member] 5 Years		C 000118016 [Member] 10 Years		C 000017029 [Member] 1 Year	C 000017029 [Member] 5 Years	C 000017029 [Member] 10 Years	M S C I E A F Eh Index N D [Member] 1 Year	M S C I E A F Eh Index N D [Member] 5 Years	M S C I E A F Eh Index N D [Member] 10 Years
Total	18.28%	3.29%	4.72%	18.05%	2.80%	4.30%	11.34%	2.62%	3.81%	19.55%	3.39%	4.71%	23.54%	3.73%	4.56%	25.19%	4.26%	5.08%	25.87%	[1]	4.85%	[1]	5.67%	[1]	26.02%	[1]	4.96%	[1]	5.75%	[1]	25.78%	4.78%	5.61%	22.01%	5.67%	5.50%

[1]	Performance for class R5 and class R6 shares prior to their inception (7/2/12) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and class R6 shares; had it, returns would have been higher.